Retirement Benefit Plans - Effect on Present Value of Defined Benefit Obligation Due to a Reasonably Possible Change of the Significant Actuarial Assumptions (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Discount rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
0.5% increase	$ (880)	$ (996)
0.5% decrease	932	1,056
Expected rates of salary increases [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
0.5% increase	1,000	1,130
0.5% decrease	$ (953)	$ (1,075)